EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015	Nov. 04, 2051	Nov. 03, 2051	Oct. 28, 2035	Nov. 03, 2024	Oct. 28, 2018
Defined Benefit Plan Disclosure [Line Items]
Matching contributions percentage minimum	50.00%
Matching contributions percentage maximum	100.00%
Percentage of employee contribution	6.00%
Defer percentage to officers and key employees salary	80.00%
Defer percentage to officers and key employees bonus	90.00%
Defer percentage to directors	100.00%
Deferred compensation arrangement with individual, requisite service period	3 years
Deferred compensation obligation recorded within additional paid-in capital	$ 1,300	$ 1,400
Deferred compensation liability, current and noncurrent	4,900	3,800
Deferred compensation plan assets	6,500	5,700
Defined benefit plan, funded status of plan, total	14,531	20,738
Unrecognized actuarial (gain) loss	$ (2,800)	$ 1,900
Market related value of assets, percentage	10.00%
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.18%	6.16%
Defined benefit plan, funded status of plan, total	$ 6,833	$ 12,391
Defined benefit plan, expected future benefit payments, next rolling twelve months	$ 2,600
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, minimum annual employee contribution, percent	0.00%
Defined benefit plan, maximum annual contributions per retiree, percent	25.00%
Health care cost trend rate	5.00%	5.00%
Defined benefit plan, funded status of plan, total	$ 7,698	$ 8,347
Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Allocated share-based compensation expense, net of tax	$ 6,100	$ 5,700	$ 5,100
US Bonds | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	45.00%
Large Cap Us Equities | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	17.00%
Foreign Equity | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	13.00%
Master limited partnerships | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	5.00%
Commodity Futures | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	2.00%
Real Estate Investment Trusts | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	4.00%
Emerging Market | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	8.00%
Small Cap Us Equities | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	6.00%
Scenario, forecast | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate				4.00%	5.00%	5.50%	6.00%	6.50%
Minimum | Equity securities | CENTRIA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Minimum | Fixed Income | CENTRIA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%
Maximum | Equity securities | CENTRIA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	80.00%
Maximum | Fixed Income | CENTRIA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Incentive Plan | Performance Share Awards
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award, equity instruments other than options, vested in period, deferred	291,128
The Steelworkers Pension Trust | Multiemployer plans, pension | CENTRIA
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, minimum contribution	$ 300